Financial statements of Barclays PLC - Cash flow statement (Narrative)	12 Months Ended
Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Disclosure of additional information about understanding financial position and liquidity of entity

Note

a Issuance of debt securities included in financing activities relate to instruments that qualify as eligible liabilities and satisfy regulatory requirements for MREL instruments which came into effect during 2019 .

Interest received was £34,016m (2018: £26,254m; 2017: £21,784m) and interest paid was £23,186m (2018: £16,124m; 2017: £10,310m).

The Group is required to maintain balances with central banks and other regulatory authorities and these amounted to £4,893m (2018: £4,717m; 2017: £3,360m).

For the purposes of the cash flow statement, cash comprises cash on hand and demand deposits and cash equivalents comprise highly liquid investments that are convertible into cash with an insignificant risk of changes in value with original maturities of three months or less. Repurchase and reverse repurchase agreements are not considered to be part of cash equivalents.

Barclays PLC [member]
Condensed Cash Flow Statements, Captions [Line Items]
Disclosure of additional information about understanding financial position and liquidity of entity

The Parent company’s principal activity is to hold the investment in its wholly-owned subsidiaries, Barclays Bank PLC, Barclays Bank UK PLC and Barclays Execution Services Limited. Dividends received are treated as operating income.